Property and equipment, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
Property and equipment, net
Total	¥ 18,047,715	¥ 20,109,078
Less: Accumulated depreciation	(10,305,649)	(8,960,129)
Less: Accumulated impairment loss	(2,023,742)	(3,148,731)
Property and equipment, net	5,718,324	8,000,218		$ 829,079
Depreciation expenses	3,511,825	4,220,521	¥ 3,275,144
Impairment losses for property and equipment	¥ 0	¥ 2,247,738	¥ 855,988
Impairment, Long-Lived Asset, Held-for-Use, Statement of Income or Comprehensive Income [Extensible Enumeration]	General and Administrative Expense	General and Administrative Expense	General and Administrative Expense
Bikes and e-bikes
Property and equipment, net
Total	¥ 9,966,031	¥ 11,774,212
Impairment charge on vehicles leased to drivers			¥ 751,065
Impairment charge on bikes and e bikes		2,164,409
Vehicles
Property and equipment, net
Total	3,022,763	3,538,274
Computers and equipment
Property and equipment, net
Total	4,145,016	3,723,744
Leasehold improvement
Property and equipment, net
Total	707,947	644,251
Construction in progress
Property and equipment, net
Total	170,785	393,540
Others
Property and equipment, net
Total	¥ 35,173	¥ 35,057